Exhibit 99.2

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2021, leases with a total base residual value of $37,639,326.65 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	June	$243,121,757.45
	July	$178,437,367.19	$4,024,988.21	32.51%	$62,123,681.62	26.32%
	August	$143,750,597.85	$3,289,687.40	26.57%	$32,668,660.25	13.84%
	September	$106,708,788.72	$2,486,725.52	20.08%	$35,579,494.30	15.08%
	October	$70,455,164.98	$1,680,585.49	13.57%	$35,333,521.46	14.97%
	November	$12,722,514.55	$350,348.15	2.83%	$57,884,473.28	24.53%
	December	$10,775,266.66	$299,645.60	2.42%	$1,738,345.60	0.74%
2022-	January	$7,266,112.77	$204,929.19	1.66%	$3,381,067.80	1.43%
	February	$319,079.40	$9,647.47	0.08%	$6,989,220.28	2.96%
	March	$214,623.61	$6,717.69	0.05%	$100,042.00	0.04%
	April	$182,020.63	$5,869.65	0.05%	$28,292.00	0.01%
	May	$138,898.37	$4,854.41	0.04%	$39,593.20	0.02%
	June	$135,061.05	$4,854.41	0.04%	$0.00	0.00%
	July	$101,915.99	$3,415.79	0.03%	$30,718.00	0.01%
	August	$99,226.35	$3,415.79	0.03%	$0.00	0.00%
	September	$96,517.53	$3,415.79	0.03%	$0.00	0.00%
	October	$60,328.17	$2,417.06	0.02%	$34,460.00	0.01%
	November	$16,171.78	$504.23	0.00%	$44,082.00	0.02%
	December	$0.00	$0.00	0.00%	$16,287.00	0.01%

Total			$12,382,021.85	100.00%	$235,991,938.79	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$248,373,960.64

Ford Credit Auto Lease Trust 2019-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2021	Car	197	52.67%	$6,401	18.90%	48.36%
	CUV	762	52.62%	$7,752	20.74%	47.80%
	SUV	19	32.76%	$16,357	20.97%	44.09%
	Truck	291	42.92%	$10,775	20.35%	38.52%

	Total/Average	1,269	49.61%	$8,364	20.39%	44.58%

May 2021	Car	150	42.98%	$8,582	25.33%	65.39%
	CUV	718	48.19%	$9,993	26.52%	61.34%
	SUV	18	26.09%	$17,977	23.40%	49.21%
	Truck	154	27.30%	$12,371	23.57%	44.69%

	Total/Average	1,040	42.07%	$10,280	25.70%	57.52%

JUNE 2021	Car	132	33.85%	$10,231	28.51%	75.36%
	CUV	475	34.27%	$10,819	28.86%	67.02%
	SUV	10	13.70%	$23,005	27.63%	61.57%
	Truck	111	19.68%	$12,698	23.91%	45.99%

	Total/Average	728	30.17%	$11,166	27.77%	63.03%